Cover	Feb. 04, 2022
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39119
Entity Tax Identification Number	84-2266022
Entity Address, State or Province	WA
Entity Address, City or Town	Seattle
Entity Address, Address Line One	111 South Jackson Street, Suite 531
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	455-9504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001785592
Amendment Flag	false
Common Stock, $0.0001 Par Value
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	LFLY
Security Exchange Name	NASDAQ
Warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, exercisable for shares of common stockat an exercise price of $11.50 per share
Trading Symbol	LFLYW
Security Exchange Name	NASDAQ